EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Basic:
Net income (loss) attributable to CNH Industrial	$ (65)	$ 257
Weighted average common shares outstanding—basic (in shares)	1,350,000,000	1,354,000,000
Basic earnings per share (in usd per share)	$ (0.05)	$ 0.19
Diluted:
Net income (loss) attributable to CNH Industrial	$ (65)	$ 257
Weighted average common shares outstanding—basic (in shares)	1,350,000,000	1,354,000,000
Effect of dilutive securities (when dilutive):
Stock compensation plans (in shares)	0	2,000,000
Weighted average common shares outstanding—diluted (in shares)	1,350,000,000	1,356,000,000
Diluted earnings per share (in usd per share)	$ (0.05)	$ 0.19
Antidilutive securities excluded from EPS computation (in shares)		0